S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 17, 2025
Class A Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the effective date of the registration statement of which this prospectus forms a part
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and our sponsor
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Transfers permitted (i) with the prior written consent of Cohen & Company, (ii) in relation to forfeiture of any founder shares pursuant to their terms, (iii) for any transfer of founder shares to any current officer or current or future independent director of the Company (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer), (iv) for any transfer of founder shares to a bona fide forward purchaser

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) 180 days after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and our sponsor
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Transfer permitted (i) to the Company’s directors or officers, any affiliates or family members of any of the Company’s directors or officers, any direct or indirect members of our sponsor or any affiliates of our sponsor; (ii) in the case of an individual, (a) as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (b) by virtue of laws of descent and distribution upon death of such person, and (c) pursuant to a qualified domestic relations order; (iii) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (v) in the event of our liquidation prior to our consummation of our initial business combination; or (vi) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (i) through (iv) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and our sponsor
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Transfer permitted (i) to the Company’s directors or officers, any affiliates or family members of any of the Company’s directors or officers, any direct or indirect members of our sponsor or any affiliates of our sponsor; (ii) in the case of an individual, (a) as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (b) by virtue of laws of descent and distribution upon death of such person, and (c) pursuant to a qualified domestic relations order; (iii) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (v) in the event of our liquidation prior to our consummation of our initial business combination; or (vi) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (i) through (iv) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements